1
The Gabelli Global Mini Mites Fund
Schedule of Investments — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 97.3%
Aerospace and Defense  — 1.6%
7,000 Avio SpA .................................................. $ 63,047
1,000 CPI Aerostructures Inc.† ........................... 1,210
4,000 Innovative Solutions and Support Inc.† ..... 34,520
98,777
Agriculture  — 1.1%
2,800 Limoneira Co. ........................................... 36,904
39,000 S&W Seed Co.† ....................................... 28,470
65,374
Automotive: Parts and Accessories  — 5.6%
7,000 Garrett Motion Inc.† ................................. 39,550
12,200 Modine Manufacturing Co.† ...................... 157,868
300 Motorcar Parts of America Inc.† ............... 4,566
800 Smart Eye AB† ......................................... 5,046
5,000 Strattec Security Corp.† ............................ 104,000
1,000 Uni-Select Inc.† ........................................ 26,409
337,439
Broadcasting  — 3.7%
14,000 Beasley Broadcast Group Inc., Cl. A† ........ 15,120
50,000 Corus Entertainment Inc., Cl. B ................. 85,424
1,000 Cumulus Media Inc., Cl. A† ....................... 7,030
16,000 Townsquare Media Inc., Cl. A† .................. 116,160
223,734
Building and Construction  — 2.8%
80,000 Armstrong Flooring Inc.† .......................... 2,096
14,000 Gencor Industries Inc.† ............................ 126,140
1,925 Neinor Homes SA ..................................... 17,602
200 The Monarch Cement Co. ......................... 20,910
166,748
Business Services  — 4.1%
8,000 AssetCo plc† ............................................ 6,074
20,000 B Intressenter AB† ................................... 360
6,000 Diebold Nixdorf Inc.† ................................ 14,640
5,400 Du-Art Film Laboratories Inc.†(a) .............. 35,100
600 Du-Art Film Laboratories Inc.†(a) .............. 3,900
4,000 Ework Group AB ....................................... 32,439
5,000 Marin Software Inc.† ................................ 6,400
3,500 MIND Technology Inc.† ............................ 2,241
10,000 MoneyGram International Inc.† ................. 104,000
5,500 Team Inc.† ............................................... 5,830
60,002 Trans-Lux Corp.† ...................................... 24,001
200 TravelCenters of America Inc.† .................. 10,786
245,771
Computer Software and Services  — 1.8%
8,500 Alithya Group Inc., Cl. A† .......................... 16,405
1,200 Asetek A/S† ............................................. 1,322
11,500 Daktronics Inc.† ....................................... 31,165
500 Otonomo Technologies Ltd.† .................... 141
70,000 Pacific Online Ltd. .................................... 8,383
Shares
Market
Value
3,324 Steel Connect Inc.† .................................. $ 4,554
20,000 ZetaDisplay AB†(a) ................................... 48,659
110,629
Consumer Products  — 7.9%
8,000 American Outdoor Brands Inc.† ................ 70,160
16,000 Aspen Group Inc.† ................................... 6,114
1,400 CompX International Inc. .......................... 22,736
7,500 Glatfelter Corp. ......................................... 23,325
130,000 Goodbaby International Holdings Ltd.† ..... 12,586
3,724 HG Holdings Inc.† .................................... 28,861
7,500 Landec Corp.† .......................................... 66,675
2,000 Lifetime Brands Inc. ................................. 13,540
5,000 Marine Products Corp. .............................. 42,300
3,100 Nobility Homes Inc. .................................. 75,175
4,500 Oil-Dri Corp. of America ............................ 108,900
71,000 Playmates Holdings Ltd. ........................... 5,879
476,251
Consumer Services  — 0.1%
4,000 Liberty TripAdvisor Holdings Inc., Cl. A† ... 4,360
Diversified Industrial  — 18.1%
49,200 Ampco-Pittsburgh Corp.† ......................... 181,056
10,400 Ascent Industries Co.† .............................. 145,704
26,000 Commercial Vehicle Group Inc.† ............... 117,000
1,500 Core Molding Technologies Inc.† .............. 14,895
31,000 Fluence Corp. Ltd.† .................................. 3,966
16,000 Graham Corp. ........................................... 140,640
28,000 INNOVATE Corp.† ..................................... 19,606
30,004 Intevac Inc.† ............................................ 139,518
6,300 Myers Industries Inc. ................................ 103,761
9,000 Park-Ohio Holdings Corp. ......................... 101,790
13,000 Tredegar Corp. ......................................... 122,720
1,090,656
Electronics  — 6.4%
15,000 Bel Fuse Inc., Cl. B ................................... 378,750
500 Richardson Electronics Ltd. ...................... 7,550
386,300
Energy and Utilities  — 1.8%
10,000 Capstone Green Energy Corp.† ................. 17,700
800 Consolidated Water Co. Ltd. ...................... 12,304
4,000 Dril-Quip Inc.† .......................................... 78,080
108,084
Entertainment  — 2.1%
4,000 Engine Gaming and Media Inc.† ................ 2,287
2,500 Entravision Communications Corp., Cl. A .. 9,925
4,000 GAN Ltd.† ................................................ 8,880
4,000 Inspired Entertainment Inc.† ..................... 35,320
9,500 Reading International Inc., Cl. A† .............. 31,255
4,000 Reservoir Media Inc.† ............................... 19,520

The Gabelli Global Mini Mites Fund
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Entertainment (Continued)
100,000 Sportech plc ............................................. $ 20,098
127,285
Equipment and Supplies  — 6.2%
115,000 Applied Optoelectronics Inc.† ................... 312,800
3,500 The Eastern Co. ........................................ 60,725
373,525
Financial Services  — 3.6%
12,000 GAM Holding AG† .................................... 11,189
5,000 Steel Partners Holdings LP† ..................... 207,500
218,689
Food and Beverage  — 5.7%
2,000 Corby Spirit and Wine Ltd., Cl. A ............... 25,497
39,000 Farmer Brothers Co.† ............................... 182,910
500 Hotel Chocolat Group plc† ........................ 672
900 Lifeway Foods Inc.† .................................. 5,148
2,000 Nathan's Famous Inc. ............................... 127,340
341,567
Health Care  — 4.7%
27,000 Accuray Inc.† ........................................... 56,160
40,000 Achaogen Inc.†(a) .................................... 0
500 Cutera Inc.† ............................................. 22,800
200 Daxor Corp.† ............................................ 2,700
1,500 Electromed Inc.† ...................................... 15,375
43,700 IRRAS AB† .............................................. 1,748
12,500 Neuronetics Inc.† ..................................... 39,750
4,000 Oncimmune Holdings plc† ........................ 2,760
1,600 Option Care Health Inc.† ........................... 50,352
33,000 Paratek Pharmaceuticals Inc.† .................. 84,810
1,300 Tristel plc ................................................. 4,790
281,245
Hotels and Gaming  — 2.8%
4,000 Canterbury Park Holding Corp. ................. 89,080
6,000 Full House Resorts Inc.† ........................... 33,720
7,000 Genius Sports Ltd.† .................................. 25,690
1,700 The Marcus Corp. ..................................... 23,613
172,103
Machinery  — 9.7%
6,000 CFT SpA†(a) ............................................. 27,050
7,000 CIRCOR International Inc.† ....................... 115,430
22,800 L.B. Foster Co., Cl. A† ............................... 222,528
13,000 The L.S. Starrett Co., Cl. A† ...................... 114,790
9,043 Twin Disc Inc.† ......................................... 103,723
583,521
Metals and Mining  — 0.2%
25,000 Sierra Metals Inc. ..................................... 12,364
Real Estate  — 1.1%
65,000 Corem Property Group AB, Cl. B ............... 49,083
Shares
Market
Value
21,000 Trinity Place Holdings Inc.† ...................... $ 18,530
67,613
Retail  — 2.9%
2,500 Bassett Furniture Industries Inc. ............... 39,200
6,700 Village Super Market Inc., Cl. A ................. 129,511
8,000 Vroom Inc.† ............................................. 9,280
177,991
Specialty Chemicals  — 3.2%
7,000 American Vanguard Corp. ......................... 130,900
9,500 Treatt plc .................................................. 62,583
193,483
Telecommunications  — 0.0%
700 Bittium Oyj ............................................... 2,549
Wireless Telecommunications Services  — 0.1%
22,877 NII Holdings Inc., Escrow† ....................... 8,007
TOTAL COMMON STOCKS .................. 5,874,065
CONVERTIBLE PREFERRED STOCKS  — 0.6%
Automotive: Parts and Accessories  — 0.6%
5,200 Garrett Motion Inc., Ser. A,
11.000% .............................................. 36,972
RIGHTS  — 0.0%
Health Care  — 0.0%
16,000 Epizyme Inc., CVR† .................................. 320
WARRANTS  — 0.3%
Business Services  — 0.1%
4 Internap Corp., expire 05/08/24†(a) .......... 2,608
Diversified Industrial  — 0.2%
44,000 Ampco-Pittsburgh Corp., expire 08/01/25† 11,871
Energy and Utilities  — 0.0%
693 Weatherford International plc, expire
12/13/23† ............................................. 116
TOTAL WARRANTS .......................... 14,595
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.8%
$ 110,000 U.S. Treasury Bill,
3.179%††, 12/22/22 ............................. 109,226
TOTAL INVESTMENTS — 100.0%
(Cost $7,503,417) ................................. $ 6,035,178
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yield at date of purchase.

The Gabelli Global Mini Mites Fund
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
CVR Contingent Value Right
Geographic Diversification
% of
Market
Value
Market
Value
United States ........................ 89.0% $ 5,368,216
Europe .............................. 7.6 459,424
Canada .............................. 2.8 168,386
Asia/Pacific ......................... 0.4 26,848
Latin America ....................... 0.2 12,304
100.0% $ 6,035,178